Income Taxes - Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Components of Deferred Tax Assets and Liabilities [Abstract]
Accrued liabilities and reserves	$ 209,854	$ 154,381
Allowance for doubtful accounts	12,912	24,741
Inventory	208,799	189,120
Post-retirement benefits	9,773	898
Commodity hedges	7,149	4,773
Net operating loss carryforward	14,690	9,880
Tax credit carryforwards	19,601	29,142
Total deferred tax assets	482,778	412,935
Holdbacks and amounts not due under contracts	(10,479)	(14,945)
Cumulative translation adjustments	(3,325)	(1,819)
Intangibles	(244,496)	(236,618)
Property, plant and equipment	(673,676)	(698,567)
Total deferred tax liabilities	(931,976)	(951,949)
Total net deferred tax liabilities	$ (449,198)	$ (539,014)